CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OPERATING ACTIVITIES
Loss for the year: From continuing operations | ¥		¥ (5,645)	¥ (6,176)	¥ (6,179)
Loss for the year: From discontinued operations | ¥				(23,817)
Adjustments for:
Depreciation of property, plant and equipment | ¥		66	67	1,748
Depreciation of right-of-use assets (Note 11) | ¥		1,187
Finance costs | ¥		60
Gain on disposal of property, plant and equipment | ¥				(45)
Accretion expenses | ¥				60
Loss on disposal of discontinued operations | ¥				15,571
Changes in working capital:
Rehabilitation fund | ¥				(11)
Trade receivables | ¥		(3,956)
Inventories | ¥				(746)
Prepayments | ¥		10		(354)
Other receivables | ¥		597	(12)	(10,376)
Trade payables | ¥		3,796	(115)	(1,426)
Other payables and accrued liabilities | ¥		522	(1,287)	10,727
Taxes payable | ¥		30	(4)	102
Net cash flows used in operating activities | ¥		(3,333)	(7,527)	(14,746)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | ¥			9,377	7,983
Net cash flows from acquisition of subsidiaries | ¥				(86)
Purchases of property, plant and equipment | ¥		(5)	(5)	(5,029)
Net cash flows from/(used in) investing activities | ¥		(5)	9,372	2,868
FINANCING ACTIVITIES
Repayments to the Shareholder | ¥			(4,600)
Repayments to related companies | ¥		(5,704)	(11,392)	(2,385)
Advances from a related company | ¥		6,740	2,179	15,015
Payment of the principal portion of lease liabilities | ¥		(1,000)
Interest paid | ¥		(60)
Net cash flows from/(used in) financing activities | ¥		(24)	(13,813)	12,630
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS | ¥		(3,362)	(11,968)	752
NET FOREIGN EXCHANGE DIFFERENCE | ¥		13	(117)	(1,102)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | ¥		6,793	18,878	19,228
CASH AND CASH EQUIVALENTS AT END OF YEAR | ¥		3,444	6,793	18,878
Supplementary disclosures of cash flow information:
Cash receipt of interest | ¥		¥ 16	¥ 26	¥ 48
USD [Member]
OPERATING ACTIVITIES
Loss for the year: From continuing operations | $	$ (810)
Loss for the year: From discontinued operations | $
Adjustments for:
Depreciation of property, plant and equipment | $	9
Depreciation of right-of-use assets (Note 11) | $	171
Finance costs | $	9
Gain on disposal of property, plant and equipment | $
Accretion expenses | $
Loss on disposal of discontinued operations | $
Changes in working capital:
Rehabilitation fund | $
Trade receivables | $	(568)
Inventories | $
Prepayments | $	1
Other receivables | $	86
Trade payables | $	545
Other payables and accrued liabilities | $	75
Taxes payable | $	4
Net cash flows used in operating activities | $	(478)
INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries | $
Net cash flows from acquisition of subsidiaries | $
Purchases of property, plant and equipment | $	(1)
Net cash flows from/(used in) investing activities | $	(1)
FINANCING ACTIVITIES
Repayments to the Shareholder | $
Repayments to related companies | $	(819)
Advances from a related company | $	968
Payment of the principal portion of lease liabilities | $	(144)
Interest paid | $	(9)
Net cash flows from/(used in) financing activities | $	(4)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS | $	(483)
NET FOREIGN EXCHANGE DIFFERENCE | $	2
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $	976
CASH AND CASH EQUIVALENTS AT END OF YEAR | $	495
Supplementary disclosures of cash flow information:
Cash receipt of interest | $	$ 2